Assets held for sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Assets held for sale	$ 5,642	$ 672
Disposal group, held-for-sale, not discontinued operations
Property, Plant and Equipment [Line Items]
Assets held for sale	5,642	$ 672
Impairment of equipment assets held for sale	$ 1,621